Consolidated Statement of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Consolidated Statement of Comprehensive Income [Abstract]
Profit for the year	R 476,607	R 497,420	R 443,526
Items that may be reclassified to profit or loss in future periods:
Exchange differences on translating foreign operations	17,955	(10,240)	35,989
Other comprehensive income for the year	17,955	(10,240)	35,989
Total comprehensive income for the year net of income tax	494,562	487,180	479,515
Total comprehensive income attributable to:
Owners of the parent	469,024	316,037	312,317
Non-controlling interest	25,538	171,143	167,198
Total comprehensive income	R 494,562	R 487,180	R 479,515